Leases (Details) - Schedule of Future Lease Payments Under Operating Leases - Jun. 30, 2024 ¥ in Thousands, $ in Thousands		CNY (¥)		USD ($)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2024		¥ 1,053
FY2025		2,118
FY2026		1,870
FY2027		1,087
FY2028		620
FY2029		290
FY2030		145
Total future lease payment		7,183
less: imputed interest		(318)
Represent value of future lease payments	[1]	¥ 6,865	[2]	$ 945

[1]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2024, 2022 is discussed in Note 15. LEASES.
[2]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,811 (US$249) and RMB5,054 (US$695) as of June 30, 2024.